Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. - Investor C Shares	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 170
Expense Example, No Redemption, 3 Years	549
Expense Example, No Redemption, 5 Years	976
Expense Example, No Redemption, 10 Years	$ 1,961